Condensed Consolidated Statements of Operations and Comprehensive Income (Quarterly Periods Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
REVENUES
Interest revenue	$ 386,565	$ 547,551	$ 1,238,280	$ 1,586,723	$ 2,086,976	$ 1,789,701
Other revenue	20,805	10,000	50,414	41,156	48,070	45,464
TOTAL REVENUES	407,370	557,551	1,288,694	1,627,879	2,135,046	1,835,165
OPERATING EXPENSES
Salaries and compensation	419,144	397,795	658,347	1,207,124	1,592,990	2,126,243
Other operating expenses	104,985	165,264	299,551	553,401	1,561,045	1,399,157
Consulting				122,000	1,154,465	1,013,690
Provision for credit losses	300,205	257,907	919,529	1,000,344	1,865,362	1,134,518
Advertising	180,808	92,593	184,268	313,902	373,350	950,905
Rent	23,826	47,373	52,715	154,838	178,678	244,621
Public company and corporate finance expenses	449,321	577,632	1,644,856	1,588,411
Travel, meals and entertainment					141,686	129,351
Depreciation and amortization	1,451	3,212	4,495	7,045	8,618	14,124
TOTAL OPERATING EXPENSES	1,479,740	1,541,776	3,763,761	4,825,065	6,876,194	7,012,609
LOSS FROM OPERATIONS	(1,072,370)	(984,225)	(2,475,067)	(3,197,186)	(4,741,147)	(5,177,444)
OTHER INCOME (EXPENSE)
Loss on sale of marketable securities			(153,514)
Legal settlements and related fees	(624,283)		(624,283)
Interest expense						(527,921)
Miscellaneous income (expense)	74	(324)	363	11,426	12,278	7,167
TOTAL OTHER INCOME (EXPENSE)	(624,209)	(324)	(777,434)	11,426	12,278	(520,754)
NET LOSS	(1,696,579)	(984,549)	(3,252,501)	3,185,760	(4,728,869)	(5,698,198)
Dividends on preferred shares		(1,875)		(33,235)	(35,517)	(311,056)
Net loss attributable to common stockholders	(1,696,579)	(986,424)	(3,252,501)	(3,218,995)	$ (4,764,386)	$ (6,009,254)
CONDENSED STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Unrealized loss on marketable securities			(153,514)
Less: Reclassified adjustment for losses included in net loss			153,514
Comprehensive loss attributable to common stockholders	$ (1,696,579)	$ (986,424)	$ (3,252,501)	$ (3,218,995)
Net loss attributable to common stock per share, basic and diluted	$ (0.13)	$ (0.10)	$ (0.30)	$ (0.44)	$ (0.60)	$ (2.52)
Weighted average number of common shares outstanding, basic and diluted	12,708,547	9,570,221	10,901,436	7,332,923	7,918,922	2,381,257